ING Life Insurance and Annuity Company and its Variable Annuity Account I

RETIREMENT MASTER

Supplement dated January 17, 2013 to the Contract Prospectus and Contract Prospectus Summary, each dated April 30, 2012, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and
Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract
Prospectus Summary for future reference.

NOTICE OF AND IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the ING BlackRock Science and Technology Opportunities, ING Growth and Income
Core and ING UBS U.S. Large Cap Equity Portfolios.

The Board of Directors of ING Variable Portfolios, Inc. and the Board of Directors of ING Partners, Inc. approved separate proposals to reorganize certain funds. Subject to shareholder approval, effective on or about March 23, 2013
(the “Reorganization Effective Date”), the following “Merging Funds” will be reorganized and will merge with and into the following “Surviving Funds.”
	Merging Funds	Surviving Funds
	ING BlackRock Science and Technology Opportunities Portfolio	ING MidCap Opportunities Portfolio
	ING Growth and Income Core Portfolio	ING Growth and Income Portfolio
ING UBS U.S. Large Cap Equity Portfolio

•	Prior to the Reorganization Effective Date, you may transfer amounts allocated to a subaccount that invests in a
Merging Fund to any other available subaccount or to any available fixed interest option. See the “TRANSFERS”
section of your Contract Prospectus or the “INVESTMENT OPTIONS” section of your Contract Prospectus
Summary for information about making subaccount transfers, including applicable restrictions and limits on transfers.
•	On the Reorganization Effective Date, your investment in a subaccount that invests in a Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value.
•	Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to the subaccount that invests in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. You may give us alternative allocation instructions at any time by contacting us at: ING, USFS Customer Service, Defined Contribution Administration, P.O. Box 990063, Hartford,
CT 06199-0063; 1-800-262-3862.
•	After the Reorganization Effective Date, the Merging Funds will no longer exist and all references to them in the
Contract Prospectus and Contract Prospectus Summary will be replaced by the corresponding Surviving Fund.
•	The minimum and maximum “Total Annual Fund Operating Expenses” shown in the Contract Prospectus will not change as a result of the upcoming fund reorganizations. Consequently, there will be no change to the “Fund Fees and Expenses Examples” shown in the Contract Prospectus and Contract Prospectus Summary.
•	You will not incur any fees or charges or any tax liability because of the upcoming fund reorganizations.
•	Information about the investment adviser/subadviser and the investment objective of the Surviving Funds can be found in an appendix to your Contract Prospectus and Contract Prospectus Summary.

X.130822-12B Page 1 of 2 January 2013

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by)
ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One
Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial
Advisers, LLC has selling agreements.

X.130822-12B	Page 2 of 2	January 2013